Consolidated Balance Sheets - USD ($)	Jul. 31, 2022	Jul. 31, 2021
Current assets
Cash and cash equivalents	$ 12,299,740	$ 45,951,233
Prepaid expenses and other current assets	2,932,731	3,228,191
Total Current Assets	15,232,471	49,179,424
Property and equipment, net	978,614	928,821
Intangible assets, net	378,529	448,412
Operating lease right-of-use assets	4,665,515	5,445,744
Other long-term assets	623,239	273,523
Total Assets	21,878,368	56,275,924
Current liabilities
Accounts payable and accrued liabilities	4,208,222	5,561,645
Accrued compensation related	376,977	320,655
Operating lease liabilities	1,111,571	845,483
Notes payable	936,558	1,234,133
Total Current Liabilities	6,633,328	7,961,916
Operating lease liabilities, net of current portion	4,126,636	5,238,207
Liability under co-promotion agreement - related party	5,000,000	5,000,000
Total Liabilities	15,759,964	18,200,123
Commitments and Contingencies (Note 9)
Stockholders’ Equity
Common stock authorized - 100,000,000 common shares with a par value of $0.0001 as of July 31, 2022 and July 31, 2021, common stock issued and outstanding 39,381,129 and 39,152,610 common shares as of July 31, 2022 and July 31, 2021, respectively	3,938	3,916
Additional paid-in capital	288,233,186	286,337,291
Warrants issued and outstanding - 1,706,190 warrants as of July 31, 2022 and July 31, 2021	3,591,734	3,591,734
Accumulated other comprehensive income (loss)	247,211	(79,109)
Accumulated deficit	(285,957,665)	(251,778,031)
Total Stockholders’ Equity	6,118,404	38,075,801
Total Liabilities and Stockholders’ Equity	$ 21,878,368	$ 56,275,924